Debt (Details) - Schedule of Debt - Notes Payable, Other Payables [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable, Gross	$ 4,937,466	$ 1,000,000
	5,397,872	1,460,406
Less: Discount	(1,620,263)	(411,568)
Notes payable - net of discount	3,777,609	1,048,838
Current Portion, net of discount	3,777,609	1,048,838
Long-term portion, net of discount	0	0
PPP Loan [Member]
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable, Gross	$ 460,406	$ 460,406